Financing Activities	12 Months Ended
Dec. 31, 2016
Financing Activities
FINANCING ACTIVITIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Common Stock (Applies to AEP)

Listed below is a reconciliation of common stock share activity:

Shares of AEP Common Stock	Issued	Held in Treasury
Balance, December 31, 2013	508,113,964	20,336,592
Issued	1,625,195	—
Balance, December 31, 2014	509,739,159	20,336,592
Issued	1,650,014	—
Balance, December 31, 2015	511,389,173	20,336,592
Issued	659,347	—
Balance, December 31, 2016	512,048,520	20,336,592

Long-term Debt

The following table details long-term debt outstanding:

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2016	2016	2015	2016		2015
AEP					(in millions)
Senior Unsecured Notes	2016-2046	4.90%	1.65%-8.13%	1.65%-8.13%	$14,761.0	(e)	$13,629.1
Pollution Control Bonds (a)	2016-2042 (b)	2.97%	0.69%-6.30%	0.01%-6.30%	1,725.1		1,784.8
Notes Payable – Nonaffiliated (c)	2016-2032	2.45%	1.456%-6.37%	0.925%-6.60%	326.9		264.7
Securitization Bonds	2016-2031	3.66%	0.88%-5.31%	0.88%-6.25%	1,705.0		2,024.0
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2016-2059	2.08%	1.15%-13.718%	1.15%-13.718%	1,606.9		1,604.5
Total Long-term Debt Outstanding					$20,391.2	(e)	$19,572.7

APCo
Senior Unsecured Notes	2017-2045	5.39%	3.40%-7.00%	3.40%-7.00%	$2,972.4		$2,970.4
Pollution Control Bonds (a)	2016-2042 (b)	1.96%	0.69%-5.38%	0.01%-5.375%	615.8		616.5
Securitization Bonds	2024-2031	2.91%	2.008%-3.772%	2.008%-3.772%	318.9		341.5
Other Long-term Debt	2019-2026	2.27%	2.06%-13.718%	13.718%	126.8		2.3
Total Long-term Debt Outstanding					$4,033.9		$3,930.7

I&M
Senior Unsecured Notes	2019-2046	5.49%	3.20%-7.00%	3.20%-7.00%	$1,512.8		$1,117.0
Pollution Control Bonds (a)	2016-2025 (b)	2.04%	0.74%-4.625%	0.01%-4.625%	225.4		225.1
Notes Payable – Nonaffiliated (c)	2016-2021	1.63%	1.456%-1.81%	0.925%-2.12%	251.4		175.5
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2018-2025	2.43%	2.15%-6.00%	1.81%-6.00%	215.5		216.8
Total Long-term Debt Outstanding					$2,471.4		$2,000.0

OPCo
Senior Unsecured Notes	2016-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,590.2		$1,938.9
Pollution Control Bonds	2038	5.80%	5.80%	5.80%	32.3		32.2
Securitization Bonds	2018-2020	1.75%	0.958%-2.049%	0.958%-2.049%	140.2		185.3
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.2		1.3
Total Long-term Debt Outstanding					$1,763.9		$2,157.7

PSO
Senior Unsecured Notes	2016-2046	4.80%	3.05%-6.625%	3.17%-6.625%	$1,143.2		$1,142.7
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6		12.6
Other Long-term Debt	2016-2027	1.96%	1.92%-3.00%	1.587%-3.00%	130.2		130.8
Total Long-term Debt Outstanding					$1,286.0		$1,286.1

SWEPCo
Senior Unsecured Notes	2017-2045	4.86%	2.75%-6.45%	3.55%-6.45%	$2,359.2		$1,961.0
Pollution Control Bonds (a)	2018-2019	3.62%	1.60%-4.95%	1.60%-4.95%	134.9		134.5
Notes Payable – Nonaffiliated (c)	2024-2032	5.17%	4.58%-6.37%	4.58%-6.37%	75.3		78.6
Other Long-term Debt	2017-2023	2.48%	2.346%-4.28%	1.82%	109.7		99.4
Total Long-term Debt Outstanding					$2,679.1		$2,273.5

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

(e)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

Long-term debt outstanding as of December 31, 2016 is payable as follows:

	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$3,013.4	(a)	$503.1	$209.3	$46.4	$0.5	$353.7
2018	1,987.0		194.0	369.3	397.0	0.5	385.4
2019	2,287.1		235.5	518.8	48.0	375.4	457.2
2020	486.4		140.3	10.5	0.1	13.2	3.7
2021	1,308.4		393.0	3.9	500.1	250.5	3.7
After 2021	11,437.3		2,602.0	1,373.7	783.0	653.0	1,491.9
Principal Amount	20,519.6	(a)	4,067.9	2,485.5	1,774.6	1,293.1	2,695.6
Unamortized Discount, Net and Debt Issuance Costs	(128.4)	(a)	(34.0)	(14.1)	(10.7)	(7.1)	(16.5)
Total Long-term Debt Outstanding	$20,391.2	(a)	$4,033.9	$2,471.4	$1,763.9	$1,286.0	$2,679.1

(a)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

In January and February 2017, I&M retired $20 million and $7 million, respectively, of Notes Payable related to DCC Fuel.

In January 2017, APCo retired $104 million of variable rate Pollution Control Bonds due in 2017.

In January 2017, OPCo retired $22 million of Securitization Bonds.

In January 2017, SWEPCo retired $250 million of 5.55% Senior Unsecured Notes due in 2017.

In January 2017, AEP Texas retired $90 million of Securitization Bonds.

In January 2017, AGR retired $500 million of variable rate Other Long-term Debt due in 2017.

In February 2017, APCo retired $12 million of Securitization Bonds.

In February 2017, SWEPCo retired $2 million of Other Long-term Debt.

As of December 31, 2016, trustees held, on behalf of AEP, $614 million of their reacquired Pollution Control Bonds. Of this total, $40 million and $345 million related to I&M and OPCo, respectively.

Dividend Restrictions

Utility Subsidiaries’ Restrictions

Parent depends on its utility subsidiaries to pay dividends to shareholders. AEP utility subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the subsidiaries to transfer funds to Parent in the form of dividends.
All of the dividends declared by AEP’s utility subsidiaries that provide transmission or local distribution services are subject to a Federal Power Act restriction that prohibits the payment of dividends out of capital accounts without regulatory approval; payment of dividends is allowed out of retained earnings only. Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants. Because of their ownership of such plants, this reserve applies to AGR, APCo and I&M.
Certain AEP subsidiaries also have credit agreements that contain covenants that limit their debt to capitalization ratio to 67.5%. The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the AEP subsidiary distributing the dividend. The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.
The most restrictive dividend limitation for certain AEP subsidiaries is through the Federal Power Act restriction, while for other AEP subsidiaries the most restrictive dividend limitation is through the credit agreements. As of December 31, 2016, the maximum amount of restricted net assets of AEP’s subsidiaries that may not be distributed to the Parent in the form of a loan, advance or dividend was $10.9 billion.

As of December 31, 2016, the Federal Power Act restriction does not limit the ability of the AEP subsidiaries to pay dividends out of retained earnings. However, the credit agreement covenant restrictions can limit the ability of the AEP subsidiaries to pay dividends out of retained earnings. As of December 31, 2016, the amount of any such restrictions was as follows:

	APCo	I&M	OPCo	PSO	SWEPCo	Other AEP Subsidiaries	AEP
	(in millions)
Restricted Retained Earnings	$—	$288.5	$—	$127.5	$528.9	$590.0	$1,534.9

Parent Restrictions (Applies to AEP)

The holders of AEP’s common stock are entitled to receive the dividends declared by the Board of Directors provided funds are legally available for such dividends.  Parent’s income primarily derives from common stock equity in the earnings of its utility subsidiaries.

Pursuant to the leverage restrictions in credit agreements, AEP must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the company distributing the dividend.  The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.  As of December 31, 2016, AEP had $6.4 billion of available retained earnings to pay dividends to common shareholders. AEP paid $1.1 billion, $1.1 billion and $1 billion of dividends to common shareholders for the years ended December 31, 2016, 2015 and 2014, respectively.

Lines of Credit and Short-term Debt (Applies to AEP)

AEP uses its commercial paper program to meet the short-term borrowing needs of its subsidiaries.  The program is used to fund both a Utility Money Pool, which funds the utility subsidiaries, and a Nonutility Money Pool, which funds certain of the nonutility subsidiaries.  In addition, the program also funds, as direct borrowers, the short-term debt requirements of other subsidiaries that are not participants in either money pool for regulatory or operational reasons.  As of December 31, 2016, AEP had credit facilities totaling $3.5 billion to support its commercial paper program.  The maximum amount of commercial paper outstanding during 2016 was $1.5 billion and the weighted average interest rate of commercial paper outstanding during 2016 was 0.80%.  AEP’s outstanding short-term debt was as follows:

	December 31,
	2016		2015
Type of Debt	Outstanding Amount	Interest Rate (a)	Outstanding Amount	Interest Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$673.0	0.70%	$675.0	0.30%
Commercial Paper	1,040.0	1.02%	125.0	0.81%
Total Short-term Debt	$1,713.0		$800.0

(a)	Weighted average rate.

(b)	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
Corporate Borrowing Program – AEP System (Applies to Registrant Subsidiaries)

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP’s subsidiaries.  The corporate borrowing program includes a Utility Money Pool, which funds AEP’s utility subsidiaries, and a Nonutility Money Pool, which funds certain AEP nonutility subsidiaries.  The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC.   The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2016 and 2015 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries’ balance sheets.  The Utility Money Pool participants’ money pool activity and their corresponding authorized borrowing limits are described in the following tables:

Year Ended December 31, 2016:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2016	Limit
	(in millions)
APCo	$286.9	$25.7	$148.0	$24.8	$(55.5)	$600.0
I&M	369.1	97.6	129.9	19.5	(202.7)	500.0
OPCo	227.9	379.2	116.6	182.4	24.2	400.0
PSO	52.0	205.4	12.9	48.1	(52.0)	300.0
SWEPCo	249.4	313.3	171.8	267.7	167.8	350.0

Year Ended December 31, 2015:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2015	Limit
	(in millions)
APCo	$211.2	$694.8	$82.0	$79.0	$(155.4)	$600.0
I&M	297.3	13.5	152.6	13.5	(282.6)	500.0
OPCo	—	367.5	—	266.6	331.1	400.0
PSO	165.9	152.5	113.1	86.8	80.6	300.0
SWEPCo	112.5	299.9	48.1	103.4	(58.3)	350.0

The activity in the above tables does not include short-term lending activity of SWEPCo’s wholly-owned subsidiary, Mutual Energy SWEPCo, LLC, which is a participant in the Nonutility Money Pool. The amounts of outstanding loans to the Nonutility Money Pool as of December 31, 2016 are included in Advances to Affiliates on SWEPCo’s balance sheets. For the year ended December 31, 2016, Mutual Energy SWEPCo, LLC had the following activity in the Nonutility Money Pool:

Maximum	Average	Loans
Loans	Loans	to the
to the	to the	Nonutility
Nonutility	Nonutility	Money Pool as of
Money Pool	Money Pool	December 31, 2016
(in millions)
$2.0	$2.0	$2.0

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2016	2015	2014
Maximum Interest Rate	1.02%	0.87%	0.59%
Minimum Interest Rate	0.69%	0.37%	0.24%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2016	2015	2014	2016	2015	2014
APCo	0.80%	0.53%	0.29%	0.82%	0.47%	0.29%
I&M	0.80%	0.49%	0.31%	0.80%	0.48%	0.30%
OPCo	0.85%	—%	0.27%	0.74%	0.48%	0.34%
PSO	0.96%	0.49%	0.29%	0.83%	0.48%	—%
SWEPCo	0.79%	0.53%	0.29%	0.90%	0.48%	0.32%

Maximum, minimum and average interest rates for funds loaned to the Nonutility Money Pool are summarized for Mutual Energy SWEPCo, LLC in the following table:

	Maximum	Minimum	Average
	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds
	Loaned to	Loaned to	Loaned to
Year Ended	the Nonutility	the Nonutility	the Nonutility
December 31,	Money Pool	Money Pool	Money Pool
2016	1.02%	0.69%	0.82%

Interest expense related to short-term borrowing activities with the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1.2	$0.2	$—
I&M	0.9	0.8	0.1
OPCo	0.4	—	—
PSO	—	0.1	0.3
SWEPCo	1.0	0.1	0.2

Interest income related to short-term lending activities with the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$0.2	$0.4	$0.3
I&M	0.2	0.1	0.1
OPCo	0.9	1.3	0.2
PSO	0.4	0.4	—
SWEPCo	0.6	0.4	—

Interest expense and interest income related to the Nonutility Money Pool are included in Interest Expense and Interest Income, respectively, on SWEPCo’s statements of income.  For amounts borrowed from and advanced to the Nonutility Money Pool, SWEPCo incurred $16 thousand of interest income for the year ended December 31, 2016.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Securitized Accounts Receivables – AEP Credit (Applies to AEP)

AEP Credit has a receivables securitization agreement with bank conduits.  Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries.  These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase the operating companies’ receivables and accelerate AEP Credit’s cash collections.

AEP Credit’s receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables.  The agreement was increased in June 2014 from $700 million and expires in June 2018.

Accounts receivable information for AEP Credit is as follows:

	Years Ended December 31,
	2016	2015	2014
	(dollars in millions)
Effective Interest Rates on Securitization of Accounts Receivable	0.70%	0.30%	0.22%
Net Uncollectible Accounts Receivable Written Off	$23.7	$34.1	$40.1

	December 31,
	2016	2015
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	$945.0	$924.8
Short-term – Securitized Debt of Receivables	673.0	675.0
Delinquent Securitized Accounts Receivable	42.7	48.3
Bad Debt Reserves Related to Securitization	27.7	17.5
Unbilled Receivables Related to Securitization	322.1	357.8

AEP Credit’s delinquent customer accounts receivable represent accounts greater than 30 days past due.

Securitized Accounts Receivables – AEP Credit (Applies to Registrant Subsidiaries)

Under this sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables.  APCo does not have regulatory authority to sell its West Virginia accounts receivable.  The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable, which are sold to AEP Credit. AEP Credit securitizes the eligible receivables for the operating companies and retains the remainder.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary was as follows:

	December 31,
Company	2016	2015
	(in millions)
APCo	$142.0	$135.4
I&M	136.7	134.8
OPCo	388.3	351.4
PSO	110.4	116.1
SWEPCo	130.9	151.8

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$6.7	$7.6	$8.9
I&M	7.1	8.4	7.9
OPCo	28.9	30.7	28.8
PSO	6.2	5.8	5.9
SWEPCo	6.9	7.0	6.8

The Registrant Subsidiaries’ proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1,412.5	$1,453.8	$1,519.3
I&M	1,596.2	1,553.0	1,488.6
OPCo	2,633.0	2,569.4	2,647.6
PSO	1,269.3	1,326.1	1,321.1
SWEPCo	1,531.7	1,597.8	1,655.8

Appalachian Power Co [Member]
Financing Activities
FINANCING ACTIVITIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Common Stock (Applies to AEP)

Listed below is a reconciliation of common stock share activity:

Shares of AEP Common Stock	Issued	Held in Treasury
Balance, December 31, 2013	508,113,964	20,336,592
Issued	1,625,195	—
Balance, December 31, 2014	509,739,159	20,336,592
Issued	1,650,014	—
Balance, December 31, 2015	511,389,173	20,336,592
Issued	659,347	—
Balance, December 31, 2016	512,048,520	20,336,592

Long-term Debt

The following table details long-term debt outstanding:

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2016	2016	2015	2016		2015
AEP					(in millions)
Senior Unsecured Notes	2016-2046	4.90%	1.65%-8.13%	1.65%-8.13%	$14,761.0	(e)	$13,629.1
Pollution Control Bonds (a)	2016-2042 (b)	2.97%	0.69%-6.30%	0.01%-6.30%	1,725.1		1,784.8
Notes Payable – Nonaffiliated (c)	2016-2032	2.45%	1.456%-6.37%	0.925%-6.60%	326.9		264.7
Securitization Bonds	2016-2031	3.66%	0.88%-5.31%	0.88%-6.25%	1,705.0		2,024.0
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2016-2059	2.08%	1.15%-13.718%	1.15%-13.718%	1,606.9		1,604.5
Total Long-term Debt Outstanding					$20,391.2	(e)	$19,572.7

APCo
Senior Unsecured Notes	2017-2045	5.39%	3.40%-7.00%	3.40%-7.00%	$2,972.4		$2,970.4
Pollution Control Bonds (a)	2016-2042 (b)	1.96%	0.69%-5.38%	0.01%-5.375%	615.8		616.5
Securitization Bonds	2024-2031	2.91%	2.008%-3.772%	2.008%-3.772%	318.9		341.5
Other Long-term Debt	2019-2026	2.27%	2.06%-13.718%	13.718%	126.8		2.3
Total Long-term Debt Outstanding					$4,033.9		$3,930.7

I&M
Senior Unsecured Notes	2019-2046	5.49%	3.20%-7.00%	3.20%-7.00%	$1,512.8		$1,117.0
Pollution Control Bonds (a)	2016-2025 (b)	2.04%	0.74%-4.625%	0.01%-4.625%	225.4		225.1
Notes Payable – Nonaffiliated (c)	2016-2021	1.63%	1.456%-1.81%	0.925%-2.12%	251.4		175.5
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2018-2025	2.43%	2.15%-6.00%	1.81%-6.00%	215.5		216.8
Total Long-term Debt Outstanding					$2,471.4		$2,000.0

OPCo
Senior Unsecured Notes	2016-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,590.2		$1,938.9
Pollution Control Bonds	2038	5.80%	5.80%	5.80%	32.3		32.2
Securitization Bonds	2018-2020	1.75%	0.958%-2.049%	0.958%-2.049%	140.2		185.3
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.2		1.3
Total Long-term Debt Outstanding					$1,763.9		$2,157.7

PSO
Senior Unsecured Notes	2016-2046	4.80%	3.05%-6.625%	3.17%-6.625%	$1,143.2		$1,142.7
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6		12.6
Other Long-term Debt	2016-2027	1.96%	1.92%-3.00%	1.587%-3.00%	130.2		130.8
Total Long-term Debt Outstanding					$1,286.0		$1,286.1

SWEPCo
Senior Unsecured Notes	2017-2045	4.86%	2.75%-6.45%	3.55%-6.45%	$2,359.2		$1,961.0
Pollution Control Bonds (a)	2018-2019	3.62%	1.60%-4.95%	1.60%-4.95%	134.9		134.5
Notes Payable – Nonaffiliated (c)	2024-2032	5.17%	4.58%-6.37%	4.58%-6.37%	75.3		78.6
Other Long-term Debt	2017-2023	2.48%	2.346%-4.28%	1.82%	109.7		99.4
Total Long-term Debt Outstanding					$2,679.1		$2,273.5

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

(e)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

Long-term debt outstanding as of December 31, 2016 is payable as follows:

	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$3,013.4	(a)	$503.1	$209.3	$46.4	$0.5	$353.7
2018	1,987.0		194.0	369.3	397.0	0.5	385.4
2019	2,287.1		235.5	518.8	48.0	375.4	457.2
2020	486.4		140.3	10.5	0.1	13.2	3.7
2021	1,308.4		393.0	3.9	500.1	250.5	3.7
After 2021	11,437.3		2,602.0	1,373.7	783.0	653.0	1,491.9
Principal Amount	20,519.6	(a)	4,067.9	2,485.5	1,774.6	1,293.1	2,695.6
Unamortized Discount, Net and Debt Issuance Costs	(128.4)	(a)	(34.0)	(14.1)	(10.7)	(7.1)	(16.5)
Total Long-term Debt Outstanding	$20,391.2	(a)	$4,033.9	$2,471.4	$1,763.9	$1,286.0	$2,679.1

(a)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

In January and February 2017, I&M retired $20 million and $7 million, respectively, of Notes Payable related to DCC Fuel.

In January 2017, APCo retired $104 million of variable rate Pollution Control Bonds due in 2017.

In January 2017, OPCo retired $22 million of Securitization Bonds.

In January 2017, SWEPCo retired $250 million of 5.55% Senior Unsecured Notes due in 2017.

In January 2017, AEP Texas retired $90 million of Securitization Bonds.

In January 2017, AGR retired $500 million of variable rate Other Long-term Debt due in 2017.

In February 2017, APCo retired $12 million of Securitization Bonds.

In February 2017, SWEPCo retired $2 million of Other Long-term Debt.

As of December 31, 2016, trustees held, on behalf of AEP, $614 million of their reacquired Pollution Control Bonds. Of this total, $40 million and $345 million related to I&M and OPCo, respectively.

Dividend Restrictions

Utility Subsidiaries’ Restrictions

Parent depends on its utility subsidiaries to pay dividends to shareholders. AEP utility subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the subsidiaries to transfer funds to Parent in the form of dividends.
All of the dividends declared by AEP’s utility subsidiaries that provide transmission or local distribution services are subject to a Federal Power Act restriction that prohibits the payment of dividends out of capital accounts without regulatory approval; payment of dividends is allowed out of retained earnings only. Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants. Because of their ownership of such plants, this reserve applies to AGR, APCo and I&M.
Certain AEP subsidiaries also have credit agreements that contain covenants that limit their debt to capitalization ratio to 67.5%. The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the AEP subsidiary distributing the dividend. The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.
The most restrictive dividend limitation for certain AEP subsidiaries is through the Federal Power Act restriction, while for other AEP subsidiaries the most restrictive dividend limitation is through the credit agreements. As of December 31, 2016, the maximum amount of restricted net assets of AEP’s subsidiaries that may not be distributed to the Parent in the form of a loan, advance or dividend was $10.9 billion.

As of December 31, 2016, the Federal Power Act restriction does not limit the ability of the AEP subsidiaries to pay dividends out of retained earnings. However, the credit agreement covenant restrictions can limit the ability of the AEP subsidiaries to pay dividends out of retained earnings. As of December 31, 2016, the amount of any such restrictions was as follows:

	APCo	I&M	OPCo	PSO	SWEPCo	Other AEP Subsidiaries	AEP
	(in millions)
Restricted Retained Earnings	$—	$288.5	$—	$127.5	$528.9	$590.0	$1,534.9

Parent Restrictions (Applies to AEP)

The holders of AEP’s common stock are entitled to receive the dividends declared by the Board of Directors provided funds are legally available for such dividends.  Parent’s income primarily derives from common stock equity in the earnings of its utility subsidiaries.

Pursuant to the leverage restrictions in credit agreements, AEP must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the company distributing the dividend.  The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.  As of December 31, 2016, AEP had $6.4 billion of available retained earnings to pay dividends to common shareholders. AEP paid $1.1 billion, $1.1 billion and $1 billion of dividends to common shareholders for the years ended December 31, 2016, 2015 and 2014, respectively.

Lines of Credit and Short-term Debt (Applies to AEP)

AEP uses its commercial paper program to meet the short-term borrowing needs of its subsidiaries.  The program is used to fund both a Utility Money Pool, which funds the utility subsidiaries, and a Nonutility Money Pool, which funds certain of the nonutility subsidiaries.  In addition, the program also funds, as direct borrowers, the short-term debt requirements of other subsidiaries that are not participants in either money pool for regulatory or operational reasons.  As of December 31, 2016, AEP had credit facilities totaling $3.5 billion to support its commercial paper program.  The maximum amount of commercial paper outstanding during 2016 was $1.5 billion and the weighted average interest rate of commercial paper outstanding during 2016 was 0.80%.  AEP’s outstanding short-term debt was as follows:

	December 31,
	2016		2015
Type of Debt	Outstanding Amount	Interest Rate (a)	Outstanding Amount	Interest Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$673.0	0.70%	$675.0	0.30%
Commercial Paper	1,040.0	1.02%	125.0	0.81%
Total Short-term Debt	$1,713.0		$800.0

(a)	Weighted average rate.

(b)	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
Corporate Borrowing Program – AEP System (Applies to Registrant Subsidiaries)

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP’s subsidiaries.  The corporate borrowing program includes a Utility Money Pool, which funds AEP’s utility subsidiaries, and a Nonutility Money Pool, which funds certain AEP nonutility subsidiaries.  The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC.   The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2016 and 2015 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries’ balance sheets.  The Utility Money Pool participants’ money pool activity and their corresponding authorized borrowing limits are described in the following tables:

Year Ended December 31, 2016:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2016	Limit
	(in millions)
APCo	$286.9	$25.7	$148.0	$24.8	$(55.5)	$600.0
I&M	369.1	97.6	129.9	19.5	(202.7)	500.0
OPCo	227.9	379.2	116.6	182.4	24.2	400.0
PSO	52.0	205.4	12.9	48.1	(52.0)	300.0
SWEPCo	249.4	313.3	171.8	267.7	167.8	350.0

Year Ended December 31, 2015:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2015	Limit
	(in millions)
APCo	$211.2	$694.8	$82.0	$79.0	$(155.4)	$600.0
I&M	297.3	13.5	152.6	13.5	(282.6)	500.0
OPCo	—	367.5	—	266.6	331.1	400.0
PSO	165.9	152.5	113.1	86.8	80.6	300.0
SWEPCo	112.5	299.9	48.1	103.4	(58.3)	350.0

The activity in the above tables does not include short-term lending activity of SWEPCo’s wholly-owned subsidiary, Mutual Energy SWEPCo, LLC, which is a participant in the Nonutility Money Pool. The amounts of outstanding loans to the Nonutility Money Pool as of December 31, 2016 are included in Advances to Affiliates on SWEPCo’s balance sheets. For the year ended December 31, 2016, Mutual Energy SWEPCo, LLC had the following activity in the Nonutility Money Pool:

Maximum	Average	Loans
Loans	Loans	to the
to the	to the	Nonutility
Nonutility	Nonutility	Money Pool as of
Money Pool	Money Pool	December 31, 2016
(in millions)
$2.0	$2.0	$2.0

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2016	2015	2014
Maximum Interest Rate	1.02%	0.87%	0.59%
Minimum Interest Rate	0.69%	0.37%	0.24%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2016	2015	2014	2016	2015	2014
APCo	0.80%	0.53%	0.29%	0.82%	0.47%	0.29%
I&M	0.80%	0.49%	0.31%	0.80%	0.48%	0.30%
OPCo	0.85%	—%	0.27%	0.74%	0.48%	0.34%
PSO	0.96%	0.49%	0.29%	0.83%	0.48%	—%
SWEPCo	0.79%	0.53%	0.29%	0.90%	0.48%	0.32%

Maximum, minimum and average interest rates for funds loaned to the Nonutility Money Pool are summarized for Mutual Energy SWEPCo, LLC in the following table:

	Maximum	Minimum	Average
	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds
	Loaned to	Loaned to	Loaned to
Year Ended	the Nonutility	the Nonutility	the Nonutility
December 31,	Money Pool	Money Pool	Money Pool
2016	1.02%	0.69%	0.82%

Interest expense related to short-term borrowing activities with the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1.2	$0.2	$—
I&M	0.9	0.8	0.1
OPCo	0.4	—	—
PSO	—	0.1	0.3
SWEPCo	1.0	0.1	0.2

Interest income related to short-term lending activities with the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$0.2	$0.4	$0.3
I&M	0.2	0.1	0.1
OPCo	0.9	1.3	0.2
PSO	0.4	0.4	—
SWEPCo	0.6	0.4	—

Interest expense and interest income related to the Nonutility Money Pool are included in Interest Expense and Interest Income, respectively, on SWEPCo’s statements of income.  For amounts borrowed from and advanced to the Nonutility Money Pool, SWEPCo incurred $16 thousand of interest income for the year ended December 31, 2016.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Securitized Accounts Receivables – AEP Credit (Applies to AEP)

AEP Credit has a receivables securitization agreement with bank conduits.  Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries.  These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase the operating companies’ receivables and accelerate AEP Credit’s cash collections.

AEP Credit’s receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables.  The agreement was increased in June 2014 from $700 million and expires in June 2018.

Accounts receivable information for AEP Credit is as follows:

	Years Ended December 31,
	2016	2015	2014
	(dollars in millions)
Effective Interest Rates on Securitization of Accounts Receivable	0.70%	0.30%	0.22%
Net Uncollectible Accounts Receivable Written Off	$23.7	$34.1	$40.1

	December 31,
	2016	2015
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	$945.0	$924.8
Short-term – Securitized Debt of Receivables	673.0	675.0
Delinquent Securitized Accounts Receivable	42.7	48.3
Bad Debt Reserves Related to Securitization	27.7	17.5
Unbilled Receivables Related to Securitization	322.1	357.8

AEP Credit’s delinquent customer accounts receivable represent accounts greater than 30 days past due.

Securitized Accounts Receivables – AEP Credit (Applies to Registrant Subsidiaries)

Under this sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables.  APCo does not have regulatory authority to sell its West Virginia accounts receivable.  The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable, which are sold to AEP Credit. AEP Credit securitizes the eligible receivables for the operating companies and retains the remainder.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary was as follows:

	December 31,
Company	2016	2015
	(in millions)
APCo	$142.0	$135.4
I&M	136.7	134.8
OPCo	388.3	351.4
PSO	110.4	116.1
SWEPCo	130.9	151.8

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$6.7	$7.6	$8.9
I&M	7.1	8.4	7.9
OPCo	28.9	30.7	28.8
PSO	6.2	5.8	5.9
SWEPCo	6.9	7.0	6.8

The Registrant Subsidiaries’ proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1,412.5	$1,453.8	$1,519.3
I&M	1,596.2	1,553.0	1,488.6
OPCo	2,633.0	2,569.4	2,647.6
PSO	1,269.3	1,326.1	1,321.1
SWEPCo	1,531.7	1,597.8	1,655.8

Indiana Michigan Power Co [Member]
Financing Activities
FINANCING ACTIVITIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Common Stock (Applies to AEP)

Listed below is a reconciliation of common stock share activity:

Shares of AEP Common Stock	Issued	Held in Treasury
Balance, December 31, 2013	508,113,964	20,336,592
Issued	1,625,195	—
Balance, December 31, 2014	509,739,159	20,336,592
Issued	1,650,014	—
Balance, December 31, 2015	511,389,173	20,336,592
Issued	659,347	—
Balance, December 31, 2016	512,048,520	20,336,592

Long-term Debt

The following table details long-term debt outstanding:

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2016	2016	2015	2016		2015
AEP					(in millions)
Senior Unsecured Notes	2016-2046	4.90%	1.65%-8.13%	1.65%-8.13%	$14,761.0	(e)	$13,629.1
Pollution Control Bonds (a)	2016-2042 (b)	2.97%	0.69%-6.30%	0.01%-6.30%	1,725.1		1,784.8
Notes Payable – Nonaffiliated (c)	2016-2032	2.45%	1.456%-6.37%	0.925%-6.60%	326.9		264.7
Securitization Bonds	2016-2031	3.66%	0.88%-5.31%	0.88%-6.25%	1,705.0		2,024.0
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2016-2059	2.08%	1.15%-13.718%	1.15%-13.718%	1,606.9		1,604.5
Total Long-term Debt Outstanding					$20,391.2	(e)	$19,572.7

APCo
Senior Unsecured Notes	2017-2045	5.39%	3.40%-7.00%	3.40%-7.00%	$2,972.4		$2,970.4
Pollution Control Bonds (a)	2016-2042 (b)	1.96%	0.69%-5.38%	0.01%-5.375%	615.8		616.5
Securitization Bonds	2024-2031	2.91%	2.008%-3.772%	2.008%-3.772%	318.9		341.5
Other Long-term Debt	2019-2026	2.27%	2.06%-13.718%	13.718%	126.8		2.3
Total Long-term Debt Outstanding					$4,033.9		$3,930.7

I&M
Senior Unsecured Notes	2019-2046	5.49%	3.20%-7.00%	3.20%-7.00%	$1,512.8		$1,117.0
Pollution Control Bonds (a)	2016-2025 (b)	2.04%	0.74%-4.625%	0.01%-4.625%	225.4		225.1
Notes Payable – Nonaffiliated (c)	2016-2021	1.63%	1.456%-1.81%	0.925%-2.12%	251.4		175.5
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2018-2025	2.43%	2.15%-6.00%	1.81%-6.00%	215.5		216.8
Total Long-term Debt Outstanding					$2,471.4		$2,000.0

OPCo
Senior Unsecured Notes	2016-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,590.2		$1,938.9
Pollution Control Bonds	2038	5.80%	5.80%	5.80%	32.3		32.2
Securitization Bonds	2018-2020	1.75%	0.958%-2.049%	0.958%-2.049%	140.2		185.3
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.2		1.3
Total Long-term Debt Outstanding					$1,763.9		$2,157.7

PSO
Senior Unsecured Notes	2016-2046	4.80%	3.05%-6.625%	3.17%-6.625%	$1,143.2		$1,142.7
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6		12.6
Other Long-term Debt	2016-2027	1.96%	1.92%-3.00%	1.587%-3.00%	130.2		130.8
Total Long-term Debt Outstanding					$1,286.0		$1,286.1

SWEPCo
Senior Unsecured Notes	2017-2045	4.86%	2.75%-6.45%	3.55%-6.45%	$2,359.2		$1,961.0
Pollution Control Bonds (a)	2018-2019	3.62%	1.60%-4.95%	1.60%-4.95%	134.9		134.5
Notes Payable – Nonaffiliated (c)	2024-2032	5.17%	4.58%-6.37%	4.58%-6.37%	75.3		78.6
Other Long-term Debt	2017-2023	2.48%	2.346%-4.28%	1.82%	109.7		99.4
Total Long-term Debt Outstanding					$2,679.1		$2,273.5

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

(e)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

Long-term debt outstanding as of December 31, 2016 is payable as follows:

	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$3,013.4	(a)	$503.1	$209.3	$46.4	$0.5	$353.7
2018	1,987.0		194.0	369.3	397.0	0.5	385.4
2019	2,287.1		235.5	518.8	48.0	375.4	457.2
2020	486.4		140.3	10.5	0.1	13.2	3.7
2021	1,308.4		393.0	3.9	500.1	250.5	3.7
After 2021	11,437.3		2,602.0	1,373.7	783.0	653.0	1,491.9
Principal Amount	20,519.6	(a)	4,067.9	2,485.5	1,774.6	1,293.1	2,695.6
Unamortized Discount, Net and Debt Issuance Costs	(128.4)	(a)	(34.0)	(14.1)	(10.7)	(7.1)	(16.5)
Total Long-term Debt Outstanding	$20,391.2	(a)	$4,033.9	$2,471.4	$1,763.9	$1,286.0	$2,679.1

(a)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

In January and February 2017, I&M retired $20 million and $7 million, respectively, of Notes Payable related to DCC Fuel.

In January 2017, APCo retired $104 million of variable rate Pollution Control Bonds due in 2017.

In January 2017, OPCo retired $22 million of Securitization Bonds.

In January 2017, SWEPCo retired $250 million of 5.55% Senior Unsecured Notes due in 2017.

In January 2017, AEP Texas retired $90 million of Securitization Bonds.

In January 2017, AGR retired $500 million of variable rate Other Long-term Debt due in 2017.

In February 2017, APCo retired $12 million of Securitization Bonds.

In February 2017, SWEPCo retired $2 million of Other Long-term Debt.

As of December 31, 2016, trustees held, on behalf of AEP, $614 million of their reacquired Pollution Control Bonds. Of this total, $40 million and $345 million related to I&M and OPCo, respectively.

Dividend Restrictions

Utility Subsidiaries’ Restrictions

Parent depends on its utility subsidiaries to pay dividends to shareholders. AEP utility subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the subsidiaries to transfer funds to Parent in the form of dividends.
All of the dividends declared by AEP’s utility subsidiaries that provide transmission or local distribution services are subject to a Federal Power Act restriction that prohibits the payment of dividends out of capital accounts without regulatory approval; payment of dividends is allowed out of retained earnings only. Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants. Because of their ownership of such plants, this reserve applies to AGR, APCo and I&M.
Certain AEP subsidiaries also have credit agreements that contain covenants that limit their debt to capitalization ratio to 67.5%. The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the AEP subsidiary distributing the dividend. The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.
The most restrictive dividend limitation for certain AEP subsidiaries is through the Federal Power Act restriction, while for other AEP subsidiaries the most restrictive dividend limitation is through the credit agreements. As of December 31, 2016, the maximum amount of restricted net assets of AEP’s subsidiaries that may not be distributed to the Parent in the form of a loan, advance or dividend was $10.9 billion.

As of December 31, 2016, the Federal Power Act restriction does not limit the ability of the AEP subsidiaries to pay dividends out of retained earnings. However, the credit agreement covenant restrictions can limit the ability of the AEP subsidiaries to pay dividends out of retained earnings. As of December 31, 2016, the amount of any such restrictions was as follows:

	APCo	I&M	OPCo	PSO	SWEPCo	Other AEP Subsidiaries	AEP
	(in millions)
Restricted Retained Earnings	$—	$288.5	$—	$127.5	$528.9	$590.0	$1,534.9

Parent Restrictions (Applies to AEP)

The holders of AEP’s common stock are entitled to receive the dividends declared by the Board of Directors provided funds are legally available for such dividends.  Parent’s income primarily derives from common stock equity in the earnings of its utility subsidiaries.

Pursuant to the leverage restrictions in credit agreements, AEP must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the company distributing the dividend.  The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.  As of December 31, 2016, AEP had $6.4 billion of available retained earnings to pay dividends to common shareholders. AEP paid $1.1 billion, $1.1 billion and $1 billion of dividends to common shareholders for the years ended December 31, 2016, 2015 and 2014, respectively.

Lines of Credit and Short-term Debt (Applies to AEP)

AEP uses its commercial paper program to meet the short-term borrowing needs of its subsidiaries.  The program is used to fund both a Utility Money Pool, which funds the utility subsidiaries, and a Nonutility Money Pool, which funds certain of the nonutility subsidiaries.  In addition, the program also funds, as direct borrowers, the short-term debt requirements of other subsidiaries that are not participants in either money pool for regulatory or operational reasons.  As of December 31, 2016, AEP had credit facilities totaling $3.5 billion to support its commercial paper program.  The maximum amount of commercial paper outstanding during 2016 was $1.5 billion and the weighted average interest rate of commercial paper outstanding during 2016 was 0.80%.  AEP’s outstanding short-term debt was as follows:

	December 31,
	2016		2015
Type of Debt	Outstanding Amount	Interest Rate (a)	Outstanding Amount	Interest Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$673.0	0.70%	$675.0	0.30%
Commercial Paper	1,040.0	1.02%	125.0	0.81%
Total Short-term Debt	$1,713.0		$800.0

(a)	Weighted average rate.

(b)	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
Corporate Borrowing Program – AEP System (Applies to Registrant Subsidiaries)

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP’s subsidiaries.  The corporate borrowing program includes a Utility Money Pool, which funds AEP’s utility subsidiaries, and a Nonutility Money Pool, which funds certain AEP nonutility subsidiaries.  The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC.   The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2016 and 2015 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries’ balance sheets.  The Utility Money Pool participants’ money pool activity and their corresponding authorized borrowing limits are described in the following tables:

Year Ended December 31, 2016:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2016	Limit
	(in millions)
APCo	$286.9	$25.7	$148.0	$24.8	$(55.5)	$600.0
I&M	369.1	97.6	129.9	19.5	(202.7)	500.0
OPCo	227.9	379.2	116.6	182.4	24.2	400.0
PSO	52.0	205.4	12.9	48.1	(52.0)	300.0
SWEPCo	249.4	313.3	171.8	267.7	167.8	350.0

Year Ended December 31, 2015:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2015	Limit
	(in millions)
APCo	$211.2	$694.8	$82.0	$79.0	$(155.4)	$600.0
I&M	297.3	13.5	152.6	13.5	(282.6)	500.0
OPCo	—	367.5	—	266.6	331.1	400.0
PSO	165.9	152.5	113.1	86.8	80.6	300.0
SWEPCo	112.5	299.9	48.1	103.4	(58.3)	350.0

The activity in the above tables does not include short-term lending activity of SWEPCo’s wholly-owned subsidiary, Mutual Energy SWEPCo, LLC, which is a participant in the Nonutility Money Pool. The amounts of outstanding loans to the Nonutility Money Pool as of December 31, 2016 are included in Advances to Affiliates on SWEPCo’s balance sheets. For the year ended December 31, 2016, Mutual Energy SWEPCo, LLC had the following activity in the Nonutility Money Pool:

Maximum	Average	Loans
Loans	Loans	to the
to the	to the	Nonutility
Nonutility	Nonutility	Money Pool as of
Money Pool	Money Pool	December 31, 2016
(in millions)
$2.0	$2.0	$2.0

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2016	2015	2014
Maximum Interest Rate	1.02%	0.87%	0.59%
Minimum Interest Rate	0.69%	0.37%	0.24%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2016	2015	2014	2016	2015	2014
APCo	0.80%	0.53%	0.29%	0.82%	0.47%	0.29%
I&M	0.80%	0.49%	0.31%	0.80%	0.48%	0.30%
OPCo	0.85%	—%	0.27%	0.74%	0.48%	0.34%
PSO	0.96%	0.49%	0.29%	0.83%	0.48%	—%
SWEPCo	0.79%	0.53%	0.29%	0.90%	0.48%	0.32%

Maximum, minimum and average interest rates for funds loaned to the Nonutility Money Pool are summarized for Mutual Energy SWEPCo, LLC in the following table:

	Maximum	Minimum	Average
	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds
	Loaned to	Loaned to	Loaned to
Year Ended	the Nonutility	the Nonutility	the Nonutility
December 31,	Money Pool	Money Pool	Money Pool
2016	1.02%	0.69%	0.82%

Interest expense related to short-term borrowing activities with the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1.2	$0.2	$—
I&M	0.9	0.8	0.1
OPCo	0.4	—	—
PSO	—	0.1	0.3
SWEPCo	1.0	0.1	0.2

Interest income related to short-term lending activities with the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$0.2	$0.4	$0.3
I&M	0.2	0.1	0.1
OPCo	0.9	1.3	0.2
PSO	0.4	0.4	—
SWEPCo	0.6	0.4	—

Interest expense and interest income related to the Nonutility Money Pool are included in Interest Expense and Interest Income, respectively, on SWEPCo’s statements of income.  For amounts borrowed from and advanced to the Nonutility Money Pool, SWEPCo incurred $16 thousand of interest income for the year ended December 31, 2016.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Securitized Accounts Receivables – AEP Credit (Applies to AEP)

AEP Credit has a receivables securitization agreement with bank conduits.  Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries.  These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase the operating companies’ receivables and accelerate AEP Credit’s cash collections.

AEP Credit’s receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables.  The agreement was increased in June 2014 from $700 million and expires in June 2018.

Accounts receivable information for AEP Credit is as follows:

	Years Ended December 31,
	2016	2015	2014
	(dollars in millions)
Effective Interest Rates on Securitization of Accounts Receivable	0.70%	0.30%	0.22%
Net Uncollectible Accounts Receivable Written Off	$23.7	$34.1	$40.1

	December 31,
	2016	2015
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	$945.0	$924.8
Short-term – Securitized Debt of Receivables	673.0	675.0
Delinquent Securitized Accounts Receivable	42.7	48.3
Bad Debt Reserves Related to Securitization	27.7	17.5
Unbilled Receivables Related to Securitization	322.1	357.8

AEP Credit’s delinquent customer accounts receivable represent accounts greater than 30 days past due.

Securitized Accounts Receivables – AEP Credit (Applies to Registrant Subsidiaries)

Under this sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables.  APCo does not have regulatory authority to sell its West Virginia accounts receivable.  The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable, which are sold to AEP Credit. AEP Credit securitizes the eligible receivables for the operating companies and retains the remainder.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary was as follows:

	December 31,
Company	2016	2015
	(in millions)
APCo	$142.0	$135.4
I&M	136.7	134.8
OPCo	388.3	351.4
PSO	110.4	116.1
SWEPCo	130.9	151.8

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$6.7	$7.6	$8.9
I&M	7.1	8.4	7.9
OPCo	28.9	30.7	28.8
PSO	6.2	5.8	5.9
SWEPCo	6.9	7.0	6.8

The Registrant Subsidiaries’ proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1,412.5	$1,453.8	$1,519.3
I&M	1,596.2	1,553.0	1,488.6
OPCo	2,633.0	2,569.4	2,647.6
PSO	1,269.3	1,326.1	1,321.1
SWEPCo	1,531.7	1,597.8	1,655.8

Ohio Power Co [Member]
Financing Activities
FINANCING ACTIVITIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Common Stock (Applies to AEP)

Listed below is a reconciliation of common stock share activity:

Shares of AEP Common Stock	Issued	Held in Treasury
Balance, December 31, 2013	508,113,964	20,336,592
Issued	1,625,195	—
Balance, December 31, 2014	509,739,159	20,336,592
Issued	1,650,014	—
Balance, December 31, 2015	511,389,173	20,336,592
Issued	659,347	—
Balance, December 31, 2016	512,048,520	20,336,592

Long-term Debt

The following table details long-term debt outstanding:

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2016	2016	2015	2016		2015
AEP					(in millions)
Senior Unsecured Notes	2016-2046	4.90%	1.65%-8.13%	1.65%-8.13%	$14,761.0	(e)	$13,629.1
Pollution Control Bonds (a)	2016-2042 (b)	2.97%	0.69%-6.30%	0.01%-6.30%	1,725.1		1,784.8
Notes Payable – Nonaffiliated (c)	2016-2032	2.45%	1.456%-6.37%	0.925%-6.60%	326.9		264.7
Securitization Bonds	2016-2031	3.66%	0.88%-5.31%	0.88%-6.25%	1,705.0		2,024.0
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2016-2059	2.08%	1.15%-13.718%	1.15%-13.718%	1,606.9		1,604.5
Total Long-term Debt Outstanding					$20,391.2	(e)	$19,572.7

APCo
Senior Unsecured Notes	2017-2045	5.39%	3.40%-7.00%	3.40%-7.00%	$2,972.4		$2,970.4
Pollution Control Bonds (a)	2016-2042 (b)	1.96%	0.69%-5.38%	0.01%-5.375%	615.8		616.5
Securitization Bonds	2024-2031	2.91%	2.008%-3.772%	2.008%-3.772%	318.9		341.5
Other Long-term Debt	2019-2026	2.27%	2.06%-13.718%	13.718%	126.8		2.3
Total Long-term Debt Outstanding					$4,033.9		$3,930.7

I&M
Senior Unsecured Notes	2019-2046	5.49%	3.20%-7.00%	3.20%-7.00%	$1,512.8		$1,117.0
Pollution Control Bonds (a)	2016-2025 (b)	2.04%	0.74%-4.625%	0.01%-4.625%	225.4		225.1
Notes Payable – Nonaffiliated (c)	2016-2021	1.63%	1.456%-1.81%	0.925%-2.12%	251.4		175.5
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2018-2025	2.43%	2.15%-6.00%	1.81%-6.00%	215.5		216.8
Total Long-term Debt Outstanding					$2,471.4		$2,000.0

OPCo
Senior Unsecured Notes	2016-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,590.2		$1,938.9
Pollution Control Bonds	2038	5.80%	5.80%	5.80%	32.3		32.2
Securitization Bonds	2018-2020	1.75%	0.958%-2.049%	0.958%-2.049%	140.2		185.3
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.2		1.3
Total Long-term Debt Outstanding					$1,763.9		$2,157.7

PSO
Senior Unsecured Notes	2016-2046	4.80%	3.05%-6.625%	3.17%-6.625%	$1,143.2		$1,142.7
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6		12.6
Other Long-term Debt	2016-2027	1.96%	1.92%-3.00%	1.587%-3.00%	130.2		130.8
Total Long-term Debt Outstanding					$1,286.0		$1,286.1

SWEPCo
Senior Unsecured Notes	2017-2045	4.86%	2.75%-6.45%	3.55%-6.45%	$2,359.2		$1,961.0
Pollution Control Bonds (a)	2018-2019	3.62%	1.60%-4.95%	1.60%-4.95%	134.9		134.5
Notes Payable – Nonaffiliated (c)	2024-2032	5.17%	4.58%-6.37%	4.58%-6.37%	75.3		78.6
Other Long-term Debt	2017-2023	2.48%	2.346%-4.28%	1.82%	109.7		99.4
Total Long-term Debt Outstanding					$2,679.1		$2,273.5

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

(e)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

Long-term debt outstanding as of December 31, 2016 is payable as follows:

	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$3,013.4	(a)	$503.1	$209.3	$46.4	$0.5	$353.7
2018	1,987.0		194.0	369.3	397.0	0.5	385.4
2019	2,287.1		235.5	518.8	48.0	375.4	457.2
2020	486.4		140.3	10.5	0.1	13.2	3.7
2021	1,308.4		393.0	3.9	500.1	250.5	3.7
After 2021	11,437.3		2,602.0	1,373.7	783.0	653.0	1,491.9
Principal Amount	20,519.6	(a)	4,067.9	2,485.5	1,774.6	1,293.1	2,695.6
Unamortized Discount, Net and Debt Issuance Costs	(128.4)	(a)	(34.0)	(14.1)	(10.7)	(7.1)	(16.5)
Total Long-term Debt Outstanding	$20,391.2	(a)	$4,033.9	$2,471.4	$1,763.9	$1,286.0	$2,679.1

(a)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

In January and February 2017, I&M retired $20 million and $7 million, respectively, of Notes Payable related to DCC Fuel.

In January 2017, APCo retired $104 million of variable rate Pollution Control Bonds due in 2017.

In January 2017, OPCo retired $22 million of Securitization Bonds.

In January 2017, SWEPCo retired $250 million of 5.55% Senior Unsecured Notes due in 2017.

In January 2017, AEP Texas retired $90 million of Securitization Bonds.

In January 2017, AGR retired $500 million of variable rate Other Long-term Debt due in 2017.

In February 2017, APCo retired $12 million of Securitization Bonds.

In February 2017, SWEPCo retired $2 million of Other Long-term Debt.

As of December 31, 2016, trustees held, on behalf of AEP, $614 million of their reacquired Pollution Control Bonds. Of this total, $40 million and $345 million related to I&M and OPCo, respectively.

Dividend Restrictions

Utility Subsidiaries’ Restrictions

Parent depends on its utility subsidiaries to pay dividends to shareholders. AEP utility subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the subsidiaries to transfer funds to Parent in the form of dividends.
All of the dividends declared by AEP’s utility subsidiaries that provide transmission or local distribution services are subject to a Federal Power Act restriction that prohibits the payment of dividends out of capital accounts without regulatory approval; payment of dividends is allowed out of retained earnings only. Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants. Because of their ownership of such plants, this reserve applies to AGR, APCo and I&M.
Certain AEP subsidiaries also have credit agreements that contain covenants that limit their debt to capitalization ratio to 67.5%. The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the AEP subsidiary distributing the dividend. The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.
The most restrictive dividend limitation for certain AEP subsidiaries is through the Federal Power Act restriction, while for other AEP subsidiaries the most restrictive dividend limitation is through the credit agreements. As of December 31, 2016, the maximum amount of restricted net assets of AEP’s subsidiaries that may not be distributed to the Parent in the form of a loan, advance or dividend was $10.9 billion.

As of December 31, 2016, the Federal Power Act restriction does not limit the ability of the AEP subsidiaries to pay dividends out of retained earnings. However, the credit agreement covenant restrictions can limit the ability of the AEP subsidiaries to pay dividends out of retained earnings. As of December 31, 2016, the amount of any such restrictions was as follows:

	APCo	I&M	OPCo	PSO	SWEPCo	Other AEP Subsidiaries	AEP
	(in millions)
Restricted Retained Earnings	$—	$288.5	$—	$127.5	$528.9	$590.0	$1,534.9

Parent Restrictions (Applies to AEP)

The holders of AEP’s common stock are entitled to receive the dividends declared by the Board of Directors provided funds are legally available for such dividends.  Parent’s income primarily derives from common stock equity in the earnings of its utility subsidiaries.

Pursuant to the leverage restrictions in credit agreements, AEP must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the company distributing the dividend.  The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.  As of December 31, 2016, AEP had $6.4 billion of available retained earnings to pay dividends to common shareholders. AEP paid $1.1 billion, $1.1 billion and $1 billion of dividends to common shareholders for the years ended December 31, 2016, 2015 and 2014, respectively.

Lines of Credit and Short-term Debt (Applies to AEP)

AEP uses its commercial paper program to meet the short-term borrowing needs of its subsidiaries.  The program is used to fund both a Utility Money Pool, which funds the utility subsidiaries, and a Nonutility Money Pool, which funds certain of the nonutility subsidiaries.  In addition, the program also funds, as direct borrowers, the short-term debt requirements of other subsidiaries that are not participants in either money pool for regulatory or operational reasons.  As of December 31, 2016, AEP had credit facilities totaling $3.5 billion to support its commercial paper program.  The maximum amount of commercial paper outstanding during 2016 was $1.5 billion and the weighted average interest rate of commercial paper outstanding during 2016 was 0.80%.  AEP’s outstanding short-term debt was as follows:

	December 31,
	2016		2015
Type of Debt	Outstanding Amount	Interest Rate (a)	Outstanding Amount	Interest Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$673.0	0.70%	$675.0	0.30%
Commercial Paper	1,040.0	1.02%	125.0	0.81%
Total Short-term Debt	$1,713.0		$800.0

(a)	Weighted average rate.

(b)	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
Corporate Borrowing Program – AEP System (Applies to Registrant Subsidiaries)

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP’s subsidiaries.  The corporate borrowing program includes a Utility Money Pool, which funds AEP’s utility subsidiaries, and a Nonutility Money Pool, which funds certain AEP nonutility subsidiaries.  The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC.   The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2016 and 2015 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries’ balance sheets.  The Utility Money Pool participants’ money pool activity and their corresponding authorized borrowing limits are described in the following tables:

Year Ended December 31, 2016:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2016	Limit
	(in millions)
APCo	$286.9	$25.7	$148.0	$24.8	$(55.5)	$600.0
I&M	369.1	97.6	129.9	19.5	(202.7)	500.0
OPCo	227.9	379.2	116.6	182.4	24.2	400.0
PSO	52.0	205.4	12.9	48.1	(52.0)	300.0
SWEPCo	249.4	313.3	171.8	267.7	167.8	350.0

Year Ended December 31, 2015:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2015	Limit
	(in millions)
APCo	$211.2	$694.8	$82.0	$79.0	$(155.4)	$600.0
I&M	297.3	13.5	152.6	13.5	(282.6)	500.0
OPCo	—	367.5	—	266.6	331.1	400.0
PSO	165.9	152.5	113.1	86.8	80.6	300.0
SWEPCo	112.5	299.9	48.1	103.4	(58.3)	350.0

The activity in the above tables does not include short-term lending activity of SWEPCo’s wholly-owned subsidiary, Mutual Energy SWEPCo, LLC, which is a participant in the Nonutility Money Pool. The amounts of outstanding loans to the Nonutility Money Pool as of December 31, 2016 are included in Advances to Affiliates on SWEPCo’s balance sheets. For the year ended December 31, 2016, Mutual Energy SWEPCo, LLC had the following activity in the Nonutility Money Pool:

Maximum	Average	Loans
Loans	Loans	to the
to the	to the	Nonutility
Nonutility	Nonutility	Money Pool as of
Money Pool	Money Pool	December 31, 2016
(in millions)
$2.0	$2.0	$2.0

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2016	2015	2014
Maximum Interest Rate	1.02%	0.87%	0.59%
Minimum Interest Rate	0.69%	0.37%	0.24%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2016	2015	2014	2016	2015	2014
APCo	0.80%	0.53%	0.29%	0.82%	0.47%	0.29%
I&M	0.80%	0.49%	0.31%	0.80%	0.48%	0.30%
OPCo	0.85%	—%	0.27%	0.74%	0.48%	0.34%
PSO	0.96%	0.49%	0.29%	0.83%	0.48%	—%
SWEPCo	0.79%	0.53%	0.29%	0.90%	0.48%	0.32%

Maximum, minimum and average interest rates for funds loaned to the Nonutility Money Pool are summarized for Mutual Energy SWEPCo, LLC in the following table:

	Maximum	Minimum	Average
	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds
	Loaned to	Loaned to	Loaned to
Year Ended	the Nonutility	the Nonutility	the Nonutility
December 31,	Money Pool	Money Pool	Money Pool
2016	1.02%	0.69%	0.82%

Interest expense related to short-term borrowing activities with the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1.2	$0.2	$—
I&M	0.9	0.8	0.1
OPCo	0.4	—	—
PSO	—	0.1	0.3
SWEPCo	1.0	0.1	0.2

Interest income related to short-term lending activities with the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$0.2	$0.4	$0.3
I&M	0.2	0.1	0.1
OPCo	0.9	1.3	0.2
PSO	0.4	0.4	—
SWEPCo	0.6	0.4	—

Interest expense and interest income related to the Nonutility Money Pool are included in Interest Expense and Interest Income, respectively, on SWEPCo’s statements of income.  For amounts borrowed from and advanced to the Nonutility Money Pool, SWEPCo incurred $16 thousand of interest income for the year ended December 31, 2016.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Securitized Accounts Receivables – AEP Credit (Applies to AEP)

AEP Credit has a receivables securitization agreement with bank conduits.  Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries.  These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase the operating companies’ receivables and accelerate AEP Credit’s cash collections.

AEP Credit’s receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables.  The agreement was increased in June 2014 from $700 million and expires in June 2018.

Accounts receivable information for AEP Credit is as follows:

	Years Ended December 31,
	2016	2015	2014
	(dollars in millions)
Effective Interest Rates on Securitization of Accounts Receivable	0.70%	0.30%	0.22%
Net Uncollectible Accounts Receivable Written Off	$23.7	$34.1	$40.1

	December 31,
	2016	2015
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	$945.0	$924.8
Short-term – Securitized Debt of Receivables	673.0	675.0
Delinquent Securitized Accounts Receivable	42.7	48.3
Bad Debt Reserves Related to Securitization	27.7	17.5
Unbilled Receivables Related to Securitization	322.1	357.8

AEP Credit’s delinquent customer accounts receivable represent accounts greater than 30 days past due.

Securitized Accounts Receivables – AEP Credit (Applies to Registrant Subsidiaries)

Under this sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables.  APCo does not have regulatory authority to sell its West Virginia accounts receivable.  The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable, which are sold to AEP Credit. AEP Credit securitizes the eligible receivables for the operating companies and retains the remainder.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary was as follows:

	December 31,
Company	2016	2015
	(in millions)
APCo	$142.0	$135.4
I&M	136.7	134.8
OPCo	388.3	351.4
PSO	110.4	116.1
SWEPCo	130.9	151.8

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$6.7	$7.6	$8.9
I&M	7.1	8.4	7.9
OPCo	28.9	30.7	28.8
PSO	6.2	5.8	5.9
SWEPCo	6.9	7.0	6.8

The Registrant Subsidiaries’ proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1,412.5	$1,453.8	$1,519.3
I&M	1,596.2	1,553.0	1,488.6
OPCo	2,633.0	2,569.4	2,647.6
PSO	1,269.3	1,326.1	1,321.1
SWEPCo	1,531.7	1,597.8	1,655.8

Public Service Co Of Oklahoma [Member]
Financing Activities
FINANCING ACTIVITIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Common Stock (Applies to AEP)

Listed below is a reconciliation of common stock share activity:

Shares of AEP Common Stock	Issued	Held in Treasury
Balance, December 31, 2013	508,113,964	20,336,592
Issued	1,625,195	—
Balance, December 31, 2014	509,739,159	20,336,592
Issued	1,650,014	—
Balance, December 31, 2015	511,389,173	20,336,592
Issued	659,347	—
Balance, December 31, 2016	512,048,520	20,336,592

Long-term Debt

The following table details long-term debt outstanding:

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2016	2016	2015	2016		2015
AEP					(in millions)
Senior Unsecured Notes	2016-2046	4.90%	1.65%-8.13%	1.65%-8.13%	$14,761.0	(e)	$13,629.1
Pollution Control Bonds (a)	2016-2042 (b)	2.97%	0.69%-6.30%	0.01%-6.30%	1,725.1		1,784.8
Notes Payable – Nonaffiliated (c)	2016-2032	2.45%	1.456%-6.37%	0.925%-6.60%	326.9		264.7
Securitization Bonds	2016-2031	3.66%	0.88%-5.31%	0.88%-6.25%	1,705.0		2,024.0
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2016-2059	2.08%	1.15%-13.718%	1.15%-13.718%	1,606.9		1,604.5
Total Long-term Debt Outstanding					$20,391.2	(e)	$19,572.7

APCo
Senior Unsecured Notes	2017-2045	5.39%	3.40%-7.00%	3.40%-7.00%	$2,972.4		$2,970.4
Pollution Control Bonds (a)	2016-2042 (b)	1.96%	0.69%-5.38%	0.01%-5.375%	615.8		616.5
Securitization Bonds	2024-2031	2.91%	2.008%-3.772%	2.008%-3.772%	318.9		341.5
Other Long-term Debt	2019-2026	2.27%	2.06%-13.718%	13.718%	126.8		2.3
Total Long-term Debt Outstanding					$4,033.9		$3,930.7

I&M
Senior Unsecured Notes	2019-2046	5.49%	3.20%-7.00%	3.20%-7.00%	$1,512.8		$1,117.0
Pollution Control Bonds (a)	2016-2025 (b)	2.04%	0.74%-4.625%	0.01%-4.625%	225.4		225.1
Notes Payable – Nonaffiliated (c)	2016-2021	1.63%	1.456%-1.81%	0.925%-2.12%	251.4		175.5
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2018-2025	2.43%	2.15%-6.00%	1.81%-6.00%	215.5		216.8
Total Long-term Debt Outstanding					$2,471.4		$2,000.0

OPCo
Senior Unsecured Notes	2016-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,590.2		$1,938.9
Pollution Control Bonds	2038	5.80%	5.80%	5.80%	32.3		32.2
Securitization Bonds	2018-2020	1.75%	0.958%-2.049%	0.958%-2.049%	140.2		185.3
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.2		1.3
Total Long-term Debt Outstanding					$1,763.9		$2,157.7

PSO
Senior Unsecured Notes	2016-2046	4.80%	3.05%-6.625%	3.17%-6.625%	$1,143.2		$1,142.7
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6		12.6
Other Long-term Debt	2016-2027	1.96%	1.92%-3.00%	1.587%-3.00%	130.2		130.8
Total Long-term Debt Outstanding					$1,286.0		$1,286.1

SWEPCo
Senior Unsecured Notes	2017-2045	4.86%	2.75%-6.45%	3.55%-6.45%	$2,359.2		$1,961.0
Pollution Control Bonds (a)	2018-2019	3.62%	1.60%-4.95%	1.60%-4.95%	134.9		134.5
Notes Payable – Nonaffiliated (c)	2024-2032	5.17%	4.58%-6.37%	4.58%-6.37%	75.3		78.6
Other Long-term Debt	2017-2023	2.48%	2.346%-4.28%	1.82%	109.7		99.4
Total Long-term Debt Outstanding					$2,679.1		$2,273.5

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

(e)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

Long-term debt outstanding as of December 31, 2016 is payable as follows:

	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$3,013.4	(a)	$503.1	$209.3	$46.4	$0.5	$353.7
2018	1,987.0		194.0	369.3	397.0	0.5	385.4
2019	2,287.1		235.5	518.8	48.0	375.4	457.2
2020	486.4		140.3	10.5	0.1	13.2	3.7
2021	1,308.4		393.0	3.9	500.1	250.5	3.7
After 2021	11,437.3		2,602.0	1,373.7	783.0	653.0	1,491.9
Principal Amount	20,519.6	(a)	4,067.9	2,485.5	1,774.6	1,293.1	2,695.6
Unamortized Discount, Net and Debt Issuance Costs	(128.4)	(a)	(34.0)	(14.1)	(10.7)	(7.1)	(16.5)
Total Long-term Debt Outstanding	$20,391.2	(a)	$4,033.9	$2,471.4	$1,763.9	$1,286.0	$2,679.1

(a)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

In January and February 2017, I&M retired $20 million and $7 million, respectively, of Notes Payable related to DCC Fuel.

In January 2017, APCo retired $104 million of variable rate Pollution Control Bonds due in 2017.

In January 2017, OPCo retired $22 million of Securitization Bonds.

In January 2017, SWEPCo retired $250 million of 5.55% Senior Unsecured Notes due in 2017.

In January 2017, AEP Texas retired $90 million of Securitization Bonds.

In January 2017, AGR retired $500 million of variable rate Other Long-term Debt due in 2017.

In February 2017, APCo retired $12 million of Securitization Bonds.

In February 2017, SWEPCo retired $2 million of Other Long-term Debt.

As of December 31, 2016, trustees held, on behalf of AEP, $614 million of their reacquired Pollution Control Bonds. Of this total, $40 million and $345 million related to I&M and OPCo, respectively.

Dividend Restrictions

Utility Subsidiaries’ Restrictions

Parent depends on its utility subsidiaries to pay dividends to shareholders. AEP utility subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the subsidiaries to transfer funds to Parent in the form of dividends.
All of the dividends declared by AEP’s utility subsidiaries that provide transmission or local distribution services are subject to a Federal Power Act restriction that prohibits the payment of dividends out of capital accounts without regulatory approval; payment of dividends is allowed out of retained earnings only. Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants. Because of their ownership of such plants, this reserve applies to AGR, APCo and I&M.
Certain AEP subsidiaries also have credit agreements that contain covenants that limit their debt to capitalization ratio to 67.5%. The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the AEP subsidiary distributing the dividend. The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.
The most restrictive dividend limitation for certain AEP subsidiaries is through the Federal Power Act restriction, while for other AEP subsidiaries the most restrictive dividend limitation is through the credit agreements. As of December 31, 2016, the maximum amount of restricted net assets of AEP’s subsidiaries that may not be distributed to the Parent in the form of a loan, advance or dividend was $10.9 billion.

As of December 31, 2016, the Federal Power Act restriction does not limit the ability of the AEP subsidiaries to pay dividends out of retained earnings. However, the credit agreement covenant restrictions can limit the ability of the AEP subsidiaries to pay dividends out of retained earnings. As of December 31, 2016, the amount of any such restrictions was as follows:

	APCo	I&M	OPCo	PSO	SWEPCo	Other AEP Subsidiaries	AEP
	(in millions)
Restricted Retained Earnings	$—	$288.5	$—	$127.5	$528.9	$590.0	$1,534.9

Parent Restrictions (Applies to AEP)

The holders of AEP’s common stock are entitled to receive the dividends declared by the Board of Directors provided funds are legally available for such dividends.  Parent’s income primarily derives from common stock equity in the earnings of its utility subsidiaries.

Pursuant to the leverage restrictions in credit agreements, AEP must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the company distributing the dividend.  The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.  As of December 31, 2016, AEP had $6.4 billion of available retained earnings to pay dividends to common shareholders. AEP paid $1.1 billion, $1.1 billion and $1 billion of dividends to common shareholders for the years ended December 31, 2016, 2015 and 2014, respectively.

Lines of Credit and Short-term Debt (Applies to AEP)

AEP uses its commercial paper program to meet the short-term borrowing needs of its subsidiaries.  The program is used to fund both a Utility Money Pool, which funds the utility subsidiaries, and a Nonutility Money Pool, which funds certain of the nonutility subsidiaries.  In addition, the program also funds, as direct borrowers, the short-term debt requirements of other subsidiaries that are not participants in either money pool for regulatory or operational reasons.  As of December 31, 2016, AEP had credit facilities totaling $3.5 billion to support its commercial paper program.  The maximum amount of commercial paper outstanding during 2016 was $1.5 billion and the weighted average interest rate of commercial paper outstanding during 2016 was 0.80%.  AEP’s outstanding short-term debt was as follows:

	December 31,
	2016		2015
Type of Debt	Outstanding Amount	Interest Rate (a)	Outstanding Amount	Interest Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$673.0	0.70%	$675.0	0.30%
Commercial Paper	1,040.0	1.02%	125.0	0.81%
Total Short-term Debt	$1,713.0		$800.0

(a)	Weighted average rate.

(b)	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
Corporate Borrowing Program – AEP System (Applies to Registrant Subsidiaries)

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP’s subsidiaries.  The corporate borrowing program includes a Utility Money Pool, which funds AEP’s utility subsidiaries, and a Nonutility Money Pool, which funds certain AEP nonutility subsidiaries.  The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC.   The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2016 and 2015 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries’ balance sheets.  The Utility Money Pool participants’ money pool activity and their corresponding authorized borrowing limits are described in the following tables:

Year Ended December 31, 2016:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2016	Limit
	(in millions)
APCo	$286.9	$25.7	$148.0	$24.8	$(55.5)	$600.0
I&M	369.1	97.6	129.9	19.5	(202.7)	500.0
OPCo	227.9	379.2	116.6	182.4	24.2	400.0
PSO	52.0	205.4	12.9	48.1	(52.0)	300.0
SWEPCo	249.4	313.3	171.8	267.7	167.8	350.0

Year Ended December 31, 2015:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2015	Limit
	(in millions)
APCo	$211.2	$694.8	$82.0	$79.0	$(155.4)	$600.0
I&M	297.3	13.5	152.6	13.5	(282.6)	500.0
OPCo	—	367.5	—	266.6	331.1	400.0
PSO	165.9	152.5	113.1	86.8	80.6	300.0
SWEPCo	112.5	299.9	48.1	103.4	(58.3)	350.0

The activity in the above tables does not include short-term lending activity of SWEPCo’s wholly-owned subsidiary, Mutual Energy SWEPCo, LLC, which is a participant in the Nonutility Money Pool. The amounts of outstanding loans to the Nonutility Money Pool as of December 31, 2016 are included in Advances to Affiliates on SWEPCo’s balance sheets. For the year ended December 31, 2016, Mutual Energy SWEPCo, LLC had the following activity in the Nonutility Money Pool:

Maximum	Average	Loans
Loans	Loans	to the
to the	to the	Nonutility
Nonutility	Nonutility	Money Pool as of
Money Pool	Money Pool	December 31, 2016
(in millions)
$2.0	$2.0	$2.0

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2016	2015	2014
Maximum Interest Rate	1.02%	0.87%	0.59%
Minimum Interest Rate	0.69%	0.37%	0.24%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2016	2015	2014	2016	2015	2014
APCo	0.80%	0.53%	0.29%	0.82%	0.47%	0.29%
I&M	0.80%	0.49%	0.31%	0.80%	0.48%	0.30%
OPCo	0.85%	—%	0.27%	0.74%	0.48%	0.34%
PSO	0.96%	0.49%	0.29%	0.83%	0.48%	—%
SWEPCo	0.79%	0.53%	0.29%	0.90%	0.48%	0.32%

Maximum, minimum and average interest rates for funds loaned to the Nonutility Money Pool are summarized for Mutual Energy SWEPCo, LLC in the following table:

	Maximum	Minimum	Average
	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds
	Loaned to	Loaned to	Loaned to
Year Ended	the Nonutility	the Nonutility	the Nonutility
December 31,	Money Pool	Money Pool	Money Pool
2016	1.02%	0.69%	0.82%

Interest expense related to short-term borrowing activities with the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1.2	$0.2	$—
I&M	0.9	0.8	0.1
OPCo	0.4	—	—
PSO	—	0.1	0.3
SWEPCo	1.0	0.1	0.2

Interest income related to short-term lending activities with the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$0.2	$0.4	$0.3
I&M	0.2	0.1	0.1
OPCo	0.9	1.3	0.2
PSO	0.4	0.4	—
SWEPCo	0.6	0.4	—

Interest expense and interest income related to the Nonutility Money Pool are included in Interest Expense and Interest Income, respectively, on SWEPCo’s statements of income.  For amounts borrowed from and advanced to the Nonutility Money Pool, SWEPCo incurred $16 thousand of interest income for the year ended December 31, 2016.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Securitized Accounts Receivables – AEP Credit (Applies to AEP)

AEP Credit has a receivables securitization agreement with bank conduits.  Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries.  These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase the operating companies’ receivables and accelerate AEP Credit’s cash collections.

AEP Credit’s receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables.  The agreement was increased in June 2014 from $700 million and expires in June 2018.

Accounts receivable information for AEP Credit is as follows:

	Years Ended December 31,
	2016	2015	2014
	(dollars in millions)
Effective Interest Rates on Securitization of Accounts Receivable	0.70%	0.30%	0.22%
Net Uncollectible Accounts Receivable Written Off	$23.7	$34.1	$40.1

	December 31,
	2016	2015
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	$945.0	$924.8
Short-term – Securitized Debt of Receivables	673.0	675.0
Delinquent Securitized Accounts Receivable	42.7	48.3
Bad Debt Reserves Related to Securitization	27.7	17.5
Unbilled Receivables Related to Securitization	322.1	357.8

AEP Credit’s delinquent customer accounts receivable represent accounts greater than 30 days past due.

Securitized Accounts Receivables – AEP Credit (Applies to Registrant Subsidiaries)

Under this sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables.  APCo does not have regulatory authority to sell its West Virginia accounts receivable.  The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable, which are sold to AEP Credit. AEP Credit securitizes the eligible receivables for the operating companies and retains the remainder.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary was as follows:

	December 31,
Company	2016	2015
	(in millions)
APCo	$142.0	$135.4
I&M	136.7	134.8
OPCo	388.3	351.4
PSO	110.4	116.1
SWEPCo	130.9	151.8

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$6.7	$7.6	$8.9
I&M	7.1	8.4	7.9
OPCo	28.9	30.7	28.8
PSO	6.2	5.8	5.9
SWEPCo	6.9	7.0	6.8

The Registrant Subsidiaries’ proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1,412.5	$1,453.8	$1,519.3
I&M	1,596.2	1,553.0	1,488.6
OPCo	2,633.0	2,569.4	2,647.6
PSO	1,269.3	1,326.1	1,321.1
SWEPCo	1,531.7	1,597.8	1,655.8

Southwestern Electric Power Co [Member]
Financing Activities
FINANCING ACTIVITIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Common Stock (Applies to AEP)

Listed below is a reconciliation of common stock share activity:

Shares of AEP Common Stock	Issued	Held in Treasury
Balance, December 31, 2013	508,113,964	20,336,592
Issued	1,625,195	—
Balance, December 31, 2014	509,739,159	20,336,592
Issued	1,650,014	—
Balance, December 31, 2015	511,389,173	20,336,592
Issued	659,347	—
Balance, December 31, 2016	512,048,520	20,336,592

Long-term Debt

The following table details long-term debt outstanding:

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2016	2016	2015	2016		2015
AEP					(in millions)
Senior Unsecured Notes	2016-2046	4.90%	1.65%-8.13%	1.65%-8.13%	$14,761.0	(e)	$13,629.1
Pollution Control Bonds (a)	2016-2042 (b)	2.97%	0.69%-6.30%	0.01%-6.30%	1,725.1		1,784.8
Notes Payable – Nonaffiliated (c)	2016-2032	2.45%	1.456%-6.37%	0.925%-6.60%	326.9		264.7
Securitization Bonds	2016-2031	3.66%	0.88%-5.31%	0.88%-6.25%	1,705.0		2,024.0
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2016-2059	2.08%	1.15%-13.718%	1.15%-13.718%	1,606.9		1,604.5
Total Long-term Debt Outstanding					$20,391.2	(e)	$19,572.7

APCo
Senior Unsecured Notes	2017-2045	5.39%	3.40%-7.00%	3.40%-7.00%	$2,972.4		$2,970.4
Pollution Control Bonds (a)	2016-2042 (b)	1.96%	0.69%-5.38%	0.01%-5.375%	615.8		616.5
Securitization Bonds	2024-2031	2.91%	2.008%-3.772%	2.008%-3.772%	318.9		341.5
Other Long-term Debt	2019-2026	2.27%	2.06%-13.718%	13.718%	126.8		2.3
Total Long-term Debt Outstanding					$4,033.9		$3,930.7

I&M
Senior Unsecured Notes	2019-2046	5.49%	3.20%-7.00%	3.20%-7.00%	$1,512.8		$1,117.0
Pollution Control Bonds (a)	2016-2025 (b)	2.04%	0.74%-4.625%	0.01%-4.625%	225.4		225.1
Notes Payable – Nonaffiliated (c)	2016-2021	1.63%	1.456%-1.81%	0.925%-2.12%	251.4		175.5
Spent Nuclear Fuel Obligation (d)					266.3		265.6
Other Long-term Debt	2018-2025	2.43%	2.15%-6.00%	1.81%-6.00%	215.5		216.8
Total Long-term Debt Outstanding					$2,471.4		$2,000.0

OPCo
Senior Unsecured Notes	2016-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,590.2		$1,938.9
Pollution Control Bonds	2038	5.80%	5.80%	5.80%	32.3		32.2
Securitization Bonds	2018-2020	1.75%	0.958%-2.049%	0.958%-2.049%	140.2		185.3
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.2		1.3
Total Long-term Debt Outstanding					$1,763.9		$2,157.7

PSO
Senior Unsecured Notes	2016-2046	4.80%	3.05%-6.625%	3.17%-6.625%	$1,143.2		$1,142.7
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6		12.6
Other Long-term Debt	2016-2027	1.96%	1.92%-3.00%	1.587%-3.00%	130.2		130.8
Total Long-term Debt Outstanding					$1,286.0		$1,286.1

SWEPCo
Senior Unsecured Notes	2017-2045	4.86%	2.75%-6.45%	3.55%-6.45%	$2,359.2		$1,961.0
Pollution Control Bonds (a)	2018-2019	3.62%	1.60%-4.95%	1.60%-4.95%	134.9		134.5
Notes Payable – Nonaffiliated (c)	2024-2032	5.17%	4.58%-6.37%	4.58%-6.37%	75.3		78.6
Other Long-term Debt	2017-2023	2.48%	2.346%-4.28%	1.82%	109.7		99.4
Total Long-term Debt Outstanding					$2,679.1		$2,273.5

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

(e)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

Long-term debt outstanding as of December 31, 2016 is payable as follows:

	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$3,013.4	(a)	$503.1	$209.3	$46.4	$0.5	$353.7
2018	1,987.0		194.0	369.3	397.0	0.5	385.4
2019	2,287.1		235.5	518.8	48.0	375.4	457.2
2020	486.4		140.3	10.5	0.1	13.2	3.7
2021	1,308.4		393.0	3.9	500.1	250.5	3.7
After 2021	11,437.3		2,602.0	1,373.7	783.0	653.0	1,491.9
Principal Amount	20,519.6	(a)	4,067.9	2,485.5	1,774.6	1,293.1	2,695.6
Unamortized Discount, Net and Debt Issuance Costs	(128.4)	(a)	(34.0)	(14.1)	(10.7)	(7.1)	(16.5)
Total Long-term Debt Outstanding	$20,391.2	(a)	$4,033.9	$2,471.4	$1,763.9	$1,286.0	$2,679.1

(a)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

In January and February 2017, I&M retired $20 million and $7 million, respectively, of Notes Payable related to DCC Fuel.

In January 2017, APCo retired $104 million of variable rate Pollution Control Bonds due in 2017.

In January 2017, OPCo retired $22 million of Securitization Bonds.

In January 2017, SWEPCo retired $250 million of 5.55% Senior Unsecured Notes due in 2017.

In January 2017, AEP Texas retired $90 million of Securitization Bonds.

In January 2017, AGR retired $500 million of variable rate Other Long-term Debt due in 2017.

In February 2017, APCo retired $12 million of Securitization Bonds.

In February 2017, SWEPCo retired $2 million of Other Long-term Debt.

As of December 31, 2016, trustees held, on behalf of AEP, $614 million of their reacquired Pollution Control Bonds. Of this total, $40 million and $345 million related to I&M and OPCo, respectively.

Dividend Restrictions

Utility Subsidiaries’ Restrictions

Parent depends on its utility subsidiaries to pay dividends to shareholders. AEP utility subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the subsidiaries to transfer funds to Parent in the form of dividends.
All of the dividends declared by AEP’s utility subsidiaries that provide transmission or local distribution services are subject to a Federal Power Act restriction that prohibits the payment of dividends out of capital accounts without regulatory approval; payment of dividends is allowed out of retained earnings only. Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants. Because of their ownership of such plants, this reserve applies to AGR, APCo and I&M.
Certain AEP subsidiaries also have credit agreements that contain covenants that limit their debt to capitalization ratio to 67.5%. The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the AEP subsidiary distributing the dividend. The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.
The most restrictive dividend limitation for certain AEP subsidiaries is through the Federal Power Act restriction, while for other AEP subsidiaries the most restrictive dividend limitation is through the credit agreements. As of December 31, 2016, the maximum amount of restricted net assets of AEP’s subsidiaries that may not be distributed to the Parent in the form of a loan, advance or dividend was $10.9 billion.

As of December 31, 2016, the Federal Power Act restriction does not limit the ability of the AEP subsidiaries to pay dividends out of retained earnings. However, the credit agreement covenant restrictions can limit the ability of the AEP subsidiaries to pay dividends out of retained earnings. As of December 31, 2016, the amount of any such restrictions was as follows:

	APCo	I&M	OPCo	PSO	SWEPCo	Other AEP Subsidiaries	AEP
	(in millions)
Restricted Retained Earnings	$—	$288.5	$—	$127.5	$528.9	$590.0	$1,534.9

Parent Restrictions (Applies to AEP)

The holders of AEP’s common stock are entitled to receive the dividends declared by the Board of Directors provided funds are legally available for such dividends.  Parent’s income primarily derives from common stock equity in the earnings of its utility subsidiaries.

Pursuant to the leverage restrictions in credit agreements, AEP must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the company distributing the dividend.  The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.  As of December 31, 2016, AEP had $6.4 billion of available retained earnings to pay dividends to common shareholders. AEP paid $1.1 billion, $1.1 billion and $1 billion of dividends to common shareholders for the years ended December 31, 2016, 2015 and 2014, respectively.

Lines of Credit and Short-term Debt (Applies to AEP)

AEP uses its commercial paper program to meet the short-term borrowing needs of its subsidiaries.  The program is used to fund both a Utility Money Pool, which funds the utility subsidiaries, and a Nonutility Money Pool, which funds certain of the nonutility subsidiaries.  In addition, the program also funds, as direct borrowers, the short-term debt requirements of other subsidiaries that are not participants in either money pool for regulatory or operational reasons.  As of December 31, 2016, AEP had credit facilities totaling $3.5 billion to support its commercial paper program.  The maximum amount of commercial paper outstanding during 2016 was $1.5 billion and the weighted average interest rate of commercial paper outstanding during 2016 was 0.80%.  AEP’s outstanding short-term debt was as follows:

	December 31,
	2016		2015
Type of Debt	Outstanding Amount	Interest Rate (a)	Outstanding Amount	Interest Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$673.0	0.70%	$675.0	0.30%
Commercial Paper	1,040.0	1.02%	125.0	0.81%
Total Short-term Debt	$1,713.0		$800.0

(a)	Weighted average rate.

(b)	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
Corporate Borrowing Program – AEP System (Applies to Registrant Subsidiaries)

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP’s subsidiaries.  The corporate borrowing program includes a Utility Money Pool, which funds AEP’s utility subsidiaries, and a Nonutility Money Pool, which funds certain AEP nonutility subsidiaries.  The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC.   The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2016 and 2015 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries’ balance sheets.  The Utility Money Pool participants’ money pool activity and their corresponding authorized borrowing limits are described in the following tables:

Year Ended December 31, 2016:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2016	Limit
	(in millions)
APCo	$286.9	$25.7	$148.0	$24.8	$(55.5)	$600.0
I&M	369.1	97.6	129.9	19.5	(202.7)	500.0
OPCo	227.9	379.2	116.6	182.4	24.2	400.0
PSO	52.0	205.4	12.9	48.1	(52.0)	300.0
SWEPCo	249.4	313.3	171.8	267.7	167.8	350.0

Year Ended December 31, 2015:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2015	Limit
	(in millions)
APCo	$211.2	$694.8	$82.0	$79.0	$(155.4)	$600.0
I&M	297.3	13.5	152.6	13.5	(282.6)	500.0
OPCo	—	367.5	—	266.6	331.1	400.0
PSO	165.9	152.5	113.1	86.8	80.6	300.0
SWEPCo	112.5	299.9	48.1	103.4	(58.3)	350.0

The activity in the above tables does not include short-term lending activity of SWEPCo’s wholly-owned subsidiary, Mutual Energy SWEPCo, LLC, which is a participant in the Nonutility Money Pool. The amounts of outstanding loans to the Nonutility Money Pool as of December 31, 2016 are included in Advances to Affiliates on SWEPCo’s balance sheets. For the year ended December 31, 2016, Mutual Energy SWEPCo, LLC had the following activity in the Nonutility Money Pool:

Maximum	Average	Loans
Loans	Loans	to the
to the	to the	Nonutility
Nonutility	Nonutility	Money Pool as of
Money Pool	Money Pool	December 31, 2016
(in millions)
$2.0	$2.0	$2.0

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2016	2015	2014
Maximum Interest Rate	1.02%	0.87%	0.59%
Minimum Interest Rate	0.69%	0.37%	0.24%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2016	2015	2014	2016	2015	2014
APCo	0.80%	0.53%	0.29%	0.82%	0.47%	0.29%
I&M	0.80%	0.49%	0.31%	0.80%	0.48%	0.30%
OPCo	0.85%	—%	0.27%	0.74%	0.48%	0.34%
PSO	0.96%	0.49%	0.29%	0.83%	0.48%	—%
SWEPCo	0.79%	0.53%	0.29%	0.90%	0.48%	0.32%

Maximum, minimum and average interest rates for funds loaned to the Nonutility Money Pool are summarized for Mutual Energy SWEPCo, LLC in the following table:

	Maximum	Minimum	Average
	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds
	Loaned to	Loaned to	Loaned to
Year Ended	the Nonutility	the Nonutility	the Nonutility
December 31,	Money Pool	Money Pool	Money Pool
2016	1.02%	0.69%	0.82%

Interest expense related to short-term borrowing activities with the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1.2	$0.2	$—
I&M	0.9	0.8	0.1
OPCo	0.4	—	—
PSO	—	0.1	0.3
SWEPCo	1.0	0.1	0.2

Interest income related to short-term lending activities with the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$0.2	$0.4	$0.3
I&M	0.2	0.1	0.1
OPCo	0.9	1.3	0.2
PSO	0.4	0.4	—
SWEPCo	0.6	0.4	—

Interest expense and interest income related to the Nonutility Money Pool are included in Interest Expense and Interest Income, respectively, on SWEPCo’s statements of income.  For amounts borrowed from and advanced to the Nonutility Money Pool, SWEPCo incurred $16 thousand of interest income for the year ended December 31, 2016.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Securitized Accounts Receivables – AEP Credit (Applies to AEP)

AEP Credit has a receivables securitization agreement with bank conduits.  Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries.  These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase the operating companies’ receivables and accelerate AEP Credit’s cash collections.

AEP Credit’s receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables.  The agreement was increased in June 2014 from $700 million and expires in June 2018.

Accounts receivable information for AEP Credit is as follows:

	Years Ended December 31,
	2016	2015	2014
	(dollars in millions)
Effective Interest Rates on Securitization of Accounts Receivable	0.70%	0.30%	0.22%
Net Uncollectible Accounts Receivable Written Off	$23.7	$34.1	$40.1

	December 31,
	2016	2015
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	$945.0	$924.8
Short-term – Securitized Debt of Receivables	673.0	675.0
Delinquent Securitized Accounts Receivable	42.7	48.3
Bad Debt Reserves Related to Securitization	27.7	17.5
Unbilled Receivables Related to Securitization	322.1	357.8

AEP Credit’s delinquent customer accounts receivable represent accounts greater than 30 days past due.

Securitized Accounts Receivables – AEP Credit (Applies to Registrant Subsidiaries)

Under this sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables.  APCo does not have regulatory authority to sell its West Virginia accounts receivable.  The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable, which are sold to AEP Credit. AEP Credit securitizes the eligible receivables for the operating companies and retains the remainder.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary was as follows:

	December 31,
Company	2016	2015
	(in millions)
APCo	$142.0	$135.4
I&M	136.7	134.8
OPCo	388.3	351.4
PSO	110.4	116.1
SWEPCo	130.9	151.8

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$6.7	$7.6	$8.9
I&M	7.1	8.4	7.9
OPCo	28.9	30.7	28.8
PSO	6.2	5.8	5.9
SWEPCo	6.9	7.0	6.8

The Registrant Subsidiaries’ proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1,412.5	$1,453.8	$1,519.3
I&M	1,596.2	1,553.0	1,488.6
OPCo	2,633.0	2,569.4	2,647.6
PSO	1,269.3	1,326.1	1,321.1
SWEPCo	1,531.7	1,597.8	1,655.8